Ultra-Short Municipal Income ETF Performance Management - Ultra-Short Municipal Income ETF	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Shares over the past seven calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares the Fund’s performance to the Bloomberg US Municipal Index and Bloomberg 1 Year Municipal Bond Index. The Bloomberg US Municipal Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Bloomberg 1 Year Municipal Bond Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall not have any liability or responsibility for injury or damages arising in connection therewith.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the performance of the Fund’s Shares over the past seven calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	The Bloomberg 1 Year Municipal Bond Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	Best Quarter4th quarter, 20231.57%Worst Quarter1st quarter, 2022-0.75%The Fund’s year-to-date total returnthrough3/31/26was0.52%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-844-457-6383 (844-4JPM ETF)
ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	0.52%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.57%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.75%)
Lowest Quarterly Return, Date	Mar. 31, 2022